INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total assets	$ 105,543	$ 112,004
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,187
Core Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	688
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	59,778	62,313
Commercial properties | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	24,300	24,643
Commercial properties | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	19,843	18,991
Commercial properties | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	15,635	18,679
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,976	2,300
Commercial developments | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets		1,022
Commercial developments | Core Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 101	0
Commercial developments | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets		$ 1,278